OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Line Items]
Government authorities	$ 517	$ 583
Employees	30	35
Prepaid expenses	1,715	1,677
Others	603	209
Prepaid Expense and Other Assets, Current	$ 2,865	$ 2,504